Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2020	December 31, 2019
Balance, beginning of year	$320,210	$358,935
Capital expenditures	4,490	2,948
Property acquisitions	—	1,523
Divestitures	—	(443)
Impairment	(113,058)	(7,822)
Property swaps	468	417
Exploration and evaluation expense	(14,011)	(11,764)
Transfers to oil and gas properties (note 6)	(8,585)	(16,204)
Foreign currency translation	2,351	(7,380)
Balance, end of year	$191,865	$320,210

At March 31, 2020, the Company identified indicators of impairment for the exploration and evaluation assets within each of its six CGUs. The estimated recoverable amount was below the carrying value of the exploration and evaluation assets in the Conventional, Peace River, Lloydminster, Viking and Eagle Ford CGUs and an impairment of $127.9 million was recorded as at March 31, 2020. The recoverable amount of each CGU was based on its FVLCD and was estimated with reference to arm's length transaction in comparable locations and the discounted cash flows associated with the Company's future development plans. The following table indicates the impairment booked for each CGU at March 31, 2020.

Impairment at March 31, 2020
Conventional CGU	$4,000
Peace River CGU	20,000
Lloydminster CGU	42,000
Viking CGU	13,000
Eagle Ford CGU	48,861
$127,861

At December 31, 2020, the Company estimated the recoverable amount of the exploration and evaluation assets within each of its six CGUs due to the ongoing volatility in future oil and natural gas prices. The recoverable amount supported the carrying amount for the Conventional, Peace River, Lloydminster, and Duvernay CGUs and no impairment or impairment reversal was recorded. The recoverable amount for the Viking and Eagle Ford CGUs exceeded their carrying amounts which resulted in an impairment reversal of $14.8 million at December 31, 2020. The recoverable amount of each CGU was based on its FVLCD and was estimated with reference to arm's length transaction in comparable locations and the discounted cash flows associated with the Company's future development plans. The following table indicates the impairment reversal booked for the Viking and Eagle Ford CGUs at December 31, 2020.

Impairment reversal at December 31, 2020
Viking CGU	$2,000
Eagle Ford CGU	12,803
$14,803

At December 31, 2019 the Company identified indicators of impairment for the exploration and evaluation assets within the Peace River CGU. The estimated recoverable amount was below the carrying value of the exploration and evaluation assets in the Peace River CGU and an impairment $7.8 million was recorded as at December 31, 2019. There were no indicators of impairment for exploration and evaluation assets in the remaining CGUs at December 31, 2019.